Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 52,476		$ 47,669		$ 1,096
Other comprehensive income, net of tax
Change in fair value of derivatives, net of deferred tax	22,093	[1],[2]	9,075	[1]	(4,959)	[1]
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, net of deferred tax liability of $3,926			27,479	[3]
Reclassified from other comprehensive income into earnings, net of deferred tax $209, $41 and $186 for the years ended December 31, 2011, 2012 and 2013 respectively	(1,302)	[2],[4]	(290)	[4]	1,464	[4]
Comprehensive income (loss)	$ 73,267		$ 83,933		$ (2,399)

[1]	Deferred tax expense was $3.5 million and $1.4 million for the years ended December 31, 2013 and 2012, respectively. Deferred tax benefit was $0.5 million for the year ended December 31, 2011.
[2]	See Note 8 to Notes to Consolidated Financial Statements.
[3]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.
[4]	Deferred tax benefit was $0.2 million and $41,000 for the years ended December 31, 2013 and 2012, respectively. Deferred tax expense was $0.2 million for the year ended December 31, 2011.